Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2021
Provisions for expected credit losses
Schedule of impact of COVID-19 to the provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Modelled provision for ECL	4,580	5,480	5,147
Overlays	902	652	619
Total provision for ECL	5,482	6,132	5,766

Summary of the the probability weighted scenarios

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Reported probability-weighted ECL	5,482	6,132	5,766
100% base case ECL	3,902	4,750	4,476
100% downside ECL	7,865	8,315	7,902

Summary of macroeconomic scenario weightings

	As at	As at	As at
	31 March	30 Sept	31 March
Macroeconomic scenario weightings (%)	2021	2020	2020
Upside	5	5	5
Base	55	55	55
Downside	40	40	40

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2021	2020	2020
Loans and credit commitments:
Business activity during the period	(226)	11	184
Net remeasurement of the provision for ECL	(9)	1,016	2,140
Impairment charges for debt securities at amortised cost	(6)	5	13
Impairment charges for debt securities at FVOCI[1]	1	1	1
Recoveries	(132)	(93)	(100)
Impairment charges/(benefits)	(372)	940	2,238

1.     Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Performing - Stage 1	1,022	1,084	1,181	(6)	(13)
Performing - Stage 2	2,568	2,875	2,878	(11)	(11)
Non-performing - Stage 3	1,892	2,173	1,707	(13)	11
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)
Presented as:
Provision for ECL on loans (Note 9)	4,913	5,602	5,190	(12)	(5)
Provision for ECL on loans included in assets held for sale (Note 17)	85	—	—	—	—
Provision for ECL on credit commitments (Note 14)	477	530	576	(10)	(17)
Provision for ECL on credit commitments included in liabilities held for sale (Note 17)	7	—	—	—	—
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)
Of which:
Individually assessed provisions	564	611	606	(8)	(7)
Collectively assessed provisions	4,918	5,521	5,160	(11)	(5)
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)

Summary and changes in the provision for ECL

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2019	884	1,674	1,355	3,913
Transfers to Stage 1	600	(583)	(17)	—
Transfers to Stage 2	(131)	466	(335)	—
Transfers to Stage 3	(2)	(334)	336	—
Business activity during the period	120	114	(50)	184
Net remeasurement of provision for ECL	(297)	1,526	911	2,140
Write-offs	—	—	(537)	(537)
Exchange rate and other adjustments	7	15	44	66
Balance as at 31 March 2020	1,181	2,878	1,707	5,766
Transfers to Stage 1	978	(945)	(33)	—
Transfers to Stage 2	(214)	695	(481)	—
Transfers to Stage 3	(5)	(621)	626	—
Business activity during the period	92	(54)	(27)	11
Net remeasurement of provision for ECL	(936)	948	1,004	1,016
Write-offs	—	—	(633)	(633)
Exchange rate and other adjustments	(12)	(26)	10	(28)
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Transfers to Stage 1	695	(662)	(33)	—
Transfers to Stage 2	(112)	719	(607)	—
Transfers to Stage 3	(3)	(244)	247	—
Business activity during the period	52	(107)	(171)	(226)
Net remeasurement of provision for ECL	(689)	(8)	688	(9)
Write-offs	—	—	(431)	(431)
Exchange rate and other adjustments	(5)	(5)	26	16
Balance as at 31 March 2021	1,022	2,568	1,892	5,482

Schedule of provision for ECL by class and stage

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	195	544	583	1,322
Personal	267	562	319	1,148
Business	719	1,772	805	3,296
Balance as at 31 March 2020	1,181	2,878	1,707	5,766
Housing	192	747	977	1,916
Personal	216	408	232	856
Business	676	1,720	964	3,360
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Housing	180	704	830	1,714
Personal	184	331	208	723
Business	658	1,533	854	3,045
Balance as at 31 March 2021	1,022	2,568	1,892	5,482

Debt Securities
Provisions for expected credit losses
Summary and changes in the provision for ECL

The following tables reconcile the provision for ECL on debt securities.

		Debt
	Debt	securities at	Assets held
	securities at	amortised	for sale	Total debt
$m	FVOCI[1]	cost	(Note 17)	securities
Balance as at 30 September 2019	2	9	—	11
Stage 1 - change in the provision during the period	1	10	—	11
Stage 2 - change in the provision during the period	—	3	—	3
Balance as at 31 March 2020	3	22	—	25
Stage 1 - change in the provision during the period	1	(19)	—	(18)
Stage 2 - change in the provision during the period	—	24	—	24
Balance as at 30 September 2020	4	27	—	31
Stage 1 - change in the provision during the period	1	1	—	2
Stage 2 - change in the provision during the period	—	(7)	—	(7)
Balances reclassified to assets held for sale[2]	—	(21)	21	—
Balance as at 31 March 2021	5	—	21	26

1.     Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.

2.     A provision for ECL of $21 million was transferred from debt securities at amortised cost to assets held for sale consistent with the transfer of the gross exposure (refer Note 17 for further details). The $21 million provision for ECL is comprised of $1 million stage 1 ECL balance and $20 million of stage 2 ECL balance.